SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 02, 2016	Oct. 21, 2016	Feb. 05, 2015	Nov. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Face value					$ 2,486,666		$ 1,011,111
Proceeds from debt					2,305,000		960,000
Proceeds from notes payable					$ 1,345,000	$ 500,000	$ 960,000
Sublease base rental			$ 9,968					$ 12,000
Common stock issued					40,334,673		39,894,673	39,197,400	20,552,760
Officers [Member]
Subsequent Event [Line Items]
Advances from officers							$ 57,700
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Amount arranged to cover overdrawn							$ (60,000)
Mr. O'Brien [Member]
Subsequent Event [Line Items]
Common stock issued								250,000
Subsequent Event [Member] | Stemage Skin Care, LLC [Member] | Ambassador Services Case [Member]
Subsequent Event [Line Items]
Settlement amount				$ 50,000
Subsequent Event [Member] | 9% Promissory Note Due October 21, 2017 [Member] | Investors [Member]
Subsequent Event [Line Items]
Face value		$ 267,500
Proceeds from debt		$ 250,000
Subsequent Event [Member] | 9% Promissory Note Due October 21, 2017 [Member] | Investors [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of common stock purchased		222,916
Exercise price (in dollars per share)		$ 0.60
Subsequent Event [Member] | 5% Non-Convertible Promissory Notes Due April 28, 2017 [Member] | Investors [Member]
Subsequent Event [Line Items]
Face value	$ 480,000
Proceeds from debt	400,000
Subsequent Event [Member] | 5% Non-Convertible Promissory Notes Due April 28, 2017 [Member] | Investors [Member] | Warrant [Member]
Subsequent Event [Line Items]
Proceeds from notes payable	$ 1,428,572
Exercise price (in dollars per share)	$ 0.47